Interest-Bearing Liabilities - Reconciliation of Liabilities Arising from Financing Activities (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Opening balance	kr 38,041
Cash ﬂows
Proceeds from issuance borrowings	398	kr 3,615	kr 19,728
Repayment of borrowings	(3,538)	(15,917)	(7,884)
Other financing activities	577	162	1,124
Lease payments	(2,115)	(2,492)	(2,857)
Non-cash changes
Closing balance	32,703	38,041
Liabilities Arising From Financing Activities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Opening balance	45,536	54,328
Cash ﬂows
Proceeds from issuance borrowings	398	3,615
Repayment of borrowings	(3,538)	(15,917)
Other financing activities	1,224	152
Lease payments	(2,115)	(2,492)
Divestment	(146)	0
Non-cash changes
Effect of foreign exchange movement	(4,627)	2,705
Revaluation due to changes in credit risk	(30)	567
Other changes in fair value	490	343
New and extended lease contracts	3,163	2,536
Other non-cash movements	(91)	(301)
Closing balance	kr 40,264	kr 45,536	kr 54,328